Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

October 31, 2020

SMO-QTLY-1220
1.858552.114

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
Bandwidth, Inc. (a)(b)	131,609	$21,104,161
Cogent Communications Group, Inc.	243,131	13,566,710
Iridium Communications, Inc. (a)	14,000	369,740
		35,040,611
Media - 1.3%
4Imprint Group PLC (a)	263,898	7,076,913
Nexstar Broadcasting Group, Inc. Class A	126,561	10,428,626
TechTarget, Inc. (a)	329,585	14,435,823
Tegna, Inc.	1,561,142	18,780,538
The New York Times Co. Class A (b)	258,830	10,265,198
		60,987,098

TOTAL COMMUNICATION SERVICES		96,027,709

CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.6%
Fox Factory Holding Corp. (a)	321,200	27,006,496
Hotels, Restaurants & Leisure - 4.5%
Boyd Gaming Corp.	934,993	29,657,978
Brinker International, Inc.	408,000	17,764,320
Caesars Entertainment, Inc. (a)	738,000	33,077,160
Churchill Downs, Inc.	242,700	36,198,705
Dunkin' Brands Group, Inc.	188,900	18,835,219
Extended Stay America, Inc. unit	1,125,000	12,768,750
Marriott Vacations Worldwide Corp.	291,700	28,178,220
Texas Roadhouse, Inc. Class A	160,300	11,225,809
Wendy's Co.	543,300	11,871,105
Wingstop, Inc.	175,900	20,462,447
		220,039,713
Household Durables - 2.3%
M.D.C. Holdings, Inc.	613,900	26,716,928
Skyline Champion Corp. (a)	608,898	15,618,234
Taylor Morrison Home Corp. (a)	1,252,700	27,058,320
Tempur Sealy International, Inc. (a)	156,000	13,884,000
TopBuild Corp. (a)	205,389	31,467,649
		114,745,131
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	636,200	12,615,846
Overstock.com, Inc. (a)(b)	187,500	10,518,750
		23,134,596
Leisure Products - 1.0%
Brunswick Corp.	252,700	16,099,517
Clarus Corp.	713,487	11,066,183
YETI Holdings, Inc. (a)	444,100	21,974,068
		49,139,768
Specialty Retail - 2.0%
Dick's Sporting Goods, Inc. (b)	334,400	18,943,760
Lithia Motors, Inc. Class A (sub. vtg.)	143,100	32,851,467
Murphy U.S.A., Inc.	137,800	16,851,562
National Vision Holdings, Inc. (a)	539,200	21,745,936
Williams-Sonoma, Inc.	99,200	9,048,032
		99,440,757
Textiles, Apparel & Luxury Goods - 2.1%
Crocs, Inc. (a)	667,700	34,940,741
Deckers Outdoor Corp. (a)	149,400	37,853,478
G-III Apparel Group Ltd. (a)(b)	1,370,900	18,479,732
Oxford Industries, Inc. (b)	317,100	13,055,007
		104,328,958

TOTAL CONSUMER DISCRETIONARY		637,835,419

CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	742,800	28,441,812
Casey's General Stores, Inc.	104,500	17,615,565
Grocery Outlet Holding Corp. (a)(b)	296,100	13,034,322
		59,091,699
Food Products - 1.7%
Darling Ingredients, Inc. (a)	404,500	17,393,500
Freshpet, Inc. (a)	245,400	28,098,300
Nomad Foods Ltd. (a)	713,400	17,299,950
The Simply Good Foods Co. (a)	919,900	17,294,120
		80,085,870
Household Products - 0.5%
Central Garden & Pet Co. (a)	347,500	13,538,600
Reynolds Consumer Products, Inc.	425,700	12,021,768
		25,560,368
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	784,500	14,348,505

TOTAL CONSUMER STAPLES		179,086,442

ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Liberty Oilfield Services, Inc. Class A (b)	2,193,554	14,652,941
Oil, Gas & Consumable Fuels - 1.1%
Diamondback Energy, Inc.	305,493	7,930,598
EQT Corp.	1,018,100	15,414,034
Murphy Oil Corp.	1,356,700	10,473,724
Northern Oil & Gas, Inc. (a)(b)	1,755,646	6,495,890
Parsley Energy, Inc. Class A	1,323,400	13,247,234
		53,561,480

TOTAL ENERGY		68,214,421

FINANCIALS - 15.4%
Banks - 7.4%
Camden National Corp.	392,324	12,542,598
City Holding Co.	269,678	16,296,642
Community Bank System, Inc.	346,300	20,081,937
ConnectOne Bancorp, Inc.	1,637,647	25,268,893
First Bancorp, Puerto Rico	4,454,294	28,908,368
First Interstate Bancsystem, Inc.	771,138	27,221,171
First Merchants Corp.	750,470	19,594,772
Glacier Bancorp, Inc.	979,319	35,059,620
Heartland Financial U.S.A., Inc.	678,317	22,343,762
Preferred Bank, Los Angeles	512,101	17,324,377
Signature Bank	259,700	20,968,178
Synovus Financial Corp.	1,169,200	30,399,200
Trico Bancshares	721,243	20,865,560
United Community Bank, Inc.	1,565,681	32,785,360
Western Alliance Bancorp.	749,300	30,871,160
		360,531,598
Capital Markets - 4.0%
AllianceBernstein Holding LP	809,952	23,537,205
Cohen & Steers, Inc.	334,900	18,858,219
Focus Financial Partners, Inc. Class A (a)	557,926	20,369,878
Hamilton Lane, Inc. Class A	366,898	25,572,791
Houlihan Lokey	439,178	27,536,461
Lazard Ltd. Class A	752,100	25,323,207
LPL Financial	233,300	18,647,669
Morningstar, Inc.	52,138	9,926,032
PJT Partners, Inc.	372,241	25,185,826
		194,957,288
Consumer Finance - 0.3%
Green Dot Corp. Class A (a)	329,017	17,543,186
Diversified Financial Services - 0.5%
Cannae Holdings, Inc. (a)	666,997	24,665,549
Insurance - 1.6%
First American Financial Corp.	502,300	22,397,557
Old Republic International Corp.	1,115,800	18,165,224
Primerica, Inc.	195,000	21,496,800
White Mountains Insurance Group Ltd.	17,592	15,979,341
		78,038,922
Mortgage Real Estate Investment Trusts - 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	501,800	21,000,330
Thrifts & Mortgage Finance - 1.2%
Essent Group Ltd.	752,700	29,995,095
NMI Holdings, Inc. (a)	1,335,408	28,697,918
		58,693,013

TOTAL FINANCIALS		755,429,886

HEALTH CARE - 21.2%
Biotechnology - 12.4%
Abcam PLC ADR	998,275	18,967,225
Acceleron Pharma, Inc. (a)	95,800	10,018,764
ADC Therapeutics SA (a)	432,710	12,414,450
Agios Pharmaceuticals, Inc. (a)	447,545	17,933,128
Aprea Therapeutics, Inc.	374,700	8,172,207
Arcutis Biotherapeutics, Inc. (a)	671,500	11,966,130
Argenx SE ADR (a)	126,600	31,413,258
Ascendis Pharma A/S sponsored ADR (a)	155,748	25,441,436
ChemoCentryx, Inc. (a)	359,000	17,232,000
Crinetics Pharmaceuticals, Inc. (a)	594,928	7,186,730
FibroGen, Inc. (a)	496,700	19,063,346
Global Blood Therapeutics, Inc. (a)	265,500	14,039,640
Insmed, Inc. (a)	936,000	30,831,840
Intercept Pharmaceuticals, Inc. (a)	148,598	4,129,538
Keros Therapeutics, Inc.	295,804	16,446,702
Kura Oncology, Inc. (a)	791,038	24,719,938
Mirati Therapeutics, Inc. (a)	211,000	45,816,540
Morphic Holding, Inc. (a)	479,962	12,915,777
Neurocrine Biosciences, Inc. (a)	240,200	23,700,534
Novavax, Inc. (a)(b)	212,300	17,134,733
Passage Bio, Inc.	712,745	11,981,243
Poseida Therapeutics, Inc. (a)(b)	115,100	1,324,801
Prelude Therapeutics, Inc. (b)	115,457	4,067,550
Prelude Therapeutics, Inc.	339,707	10,771,090
Protagonist Therapeutics, Inc. (a)	1,045,923	19,820,241
PTC Therapeutics, Inc. (a)	472,600	24,664,994
Revolution Medicines, Inc.	548,142	16,548,407
Sage Therapeutics, Inc. (a)	134,775	9,889,790
Sarepta Therapeutics, Inc. (a)	164,800	22,397,968
Shattuck Labs, Inc.	65,700	1,698,345
Stoke Therapeutics, Inc. (a)	176,717	6,784,166
Taysha Gene Therapies, Inc.	27,400	569,920
TG Therapeutics, Inc. (a)	980,200	24,769,654
Turning Point Therapeutics, Inc. (a)	336,700	31,040,373
Vaxcyte, Inc.	272,672	10,189,753
Viela Bio, Inc.	537,982	17,167,006
Xenon Pharmaceuticals, Inc. (a)(b)	1,038,759	10,096,737
Zentalis Pharmaceuticals, Inc.	203,826	8,069,471
Zymeworks, Inc. (a)	145,400	5,688,048
		607,083,473
Health Care Equipment & Supplies - 2.1%
Axonics Modulation Technologies, Inc. (a)	228,400	10,709,676
Haemonetics Corp. (a)	261,700	26,455,253
Integer Holdings Corp. (a)	424,500	24,812,025
Masimo Corp. (a)	49,447	11,067,228
Nevro Corp. (a)	195,100	29,110,871
		102,155,053
Health Care Providers & Services - 2.2%
Chemed Corp.	38,400	18,367,488
LHC Group, Inc. (a)	157,500	34,106,625
Molina Healthcare, Inc. (a)	205,700	38,356,879
R1 RCM, Inc. (a)	931,900	16,699,648
		107,530,640
Health Care Technology - 1.7%
HMS Holdings Corp. (a)	637,600	16,972,912
Inovalon Holdings, Inc. Class A (a)	557,212	10,581,456
Inspire Medical Systems, Inc. (a)	269,743	32,215,406
Phreesia, Inc. (a)	687,100	25,402,087
		85,171,861
Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories, Inc. Class A (a)	59,100	34,657,422
Bruker Corp.	557,400	23,711,796
Syneos Health, Inc. (a)	700,100	37,161,308
		95,530,526
Pharmaceuticals - 0.8%
Arvinas Holding Co. LLC (a)	790,700	16,533,537
Graybug Vision, Inc.	336,105	4,423,142
IMARA, Inc.	315,398	4,986,442
Theravance Biopharma, Inc. (a)	683,172	12,918,783
		38,861,904

TOTAL HEALTH CARE		1,036,333,457

INDUSTRIALS - 15.0%
Aerospace & Defense - 0.4%
Kaman Corp.	472,843	18,752,953
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	1,180,669	33,105,959
Building Products - 2.9%
A.O. Smith Corp.	328,700	16,990,503
Builders FirstSource, Inc. (a)	1,270,100	38,484,030
Fortune Brands Home & Security, Inc.	257,300	20,807,851
Jeld-Wen Holding, Inc. (a)	1,342,700	28,236,981
Simpson Manufacturing Co. Ltd.	394,985	35,043,069
		139,562,434
Commercial Services & Supplies - 1.1%
MSA Safety, Inc.	166,900	22,017,448
Tetra Tech, Inc.	318,816	32,171,723
		54,189,171
Construction & Engineering - 2.5%
Comfort Systems U.S.A., Inc.	709,130	32,478,154
Construction Partners, Inc. Class A (a)(b)	914,102	18,629,399
Dycom Industries, Inc. (a)	432,056	28,057,717
EMCOR Group, Inc.	386,498	26,355,299
Jacobs Engineering Group, Inc.	198,173	18,826,435
		124,347,004
Electrical Equipment - 1.3%
Atkore International Group, Inc. (a)	1,064,681	22,028,250
Bloom Energy Corp. Class A (a)	923,400	11,671,776
Generac Holdings, Inc. (a)	150,573	31,642,916
		65,342,942
Machinery - 3.3%
ESCO Technologies, Inc.	392,878	32,879,960
Federal Signal Corp.	776,421	22,267,754
ITT, Inc.	502,585	30,411,418
Kadant, Inc.	192,400	22,149,088
SPX Corp. (a)	418,300	17,731,737
SPX Flow, Inc. (a)	822,407	34,828,936
		160,268,893
Professional Services - 1.2%
ASGN, Inc. (a)	448,600	29,912,648
TriNet Group, Inc. (a)	443,600	30,572,912
		60,485,560
Road & Rail - 0.9%
Landstar System, Inc.	118,129	14,730,686
Saia, Inc. (a)	205,000	30,270,300
		45,000,986
Trading Companies & Distributors - 0.7%
Rush Enterprises, Inc. Class A	536,264	19,219,702
Univar, Inc. (a)	990,954	16,439,927
		35,659,629

TOTAL INDUSTRIALS		736,715,531

INFORMATION TECHNOLOGY - 13.6%
Electronic Equipment & Components - 1.5%
Fabrinet (a)	392,874	23,580,297
II-VI, Inc. (a)(b)	549,900	25,003,953
Insight Enterprises, Inc. (a)	493,700	26,338,895
TTM Technologies, Inc. (a)	103,200	1,224,984
		76,148,129
IT Services - 3.3%
CACI International, Inc. Class A (a)	68,171	14,215,699
Endava PLC ADR (a)	479,506	30,640,433
EPAM Systems, Inc. (a)	42,348	13,083,415
ExlService Holdings, Inc. (a)	300,784	22,781,380
ManTech International Corp. Class A	310,744	20,161,071
Shift4 Payments, Inc.	721,900	36,751,929
WNS Holdings Ltd. sponsored ADR (a)	436,603	25,165,797
		162,799,724
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (a)	413,099	27,871,790
Array Technologies, Inc. (b)	473,600	17,452,160
CMC Materials, Inc.	244,300	34,737,017
Entegris, Inc.	368,513	27,553,717
MKS Instruments, Inc.	185,900	20,149,701
Semtech Corp. (a)	491,800	26,994,902
Synaptics, Inc. (a)	405,500	31,089,685
		185,848,972
Software - 5.0%
Altair Engineering, Inc. Class A (a)(b)	399,900	17,207,697
Cerence, Inc. (a)(b)	388,100	21,182,498
Digital Turbine, Inc. (a)	716,017	20,521,047
Duck Creek Technologies, Inc. (a)(b)	525,900	22,808,283
Everbridge, Inc. (a)(b)	135,300	14,164,557
Five9, Inc. (a)	202,700	30,753,644
Manhattan Associates, Inc. (a)	239,300	20,460,150
Model N, Inc. (a)	579,100	20,401,693
Pegasystems, Inc.	123,400	14,299,592
Ping Identity Holding Corp. (a)(b)	553,500	15,326,415
Tenable Holdings, Inc. (a)	754,400	25,732,584
Workiva, Inc. (a)	366,100	20,248,991
		243,107,151

TOTAL INFORMATION TECHNOLOGY		667,903,976

MATERIALS - 4.0%
Chemicals - 1.3%
Chase Corp.	202,794	19,297,877
Innospec, Inc.	358,600	23,717,804
Tronox Holdings PLC	2,259,900	22,079,223
		65,094,904
Construction Materials - 0.5%
Eagle Materials, Inc.	282,600	24,091,650
Containers & Packaging - 0.4%
O-I Glass, Inc.	1,905,400	17,967,922
Metals & Mining - 1.1%
B2Gold Corp.	4,774,200	30,709,971
Commercial Metals Co.	1,219,300	25,178,545
		55,888,516
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	1,107,300	31,646,634

TOTAL MATERIALS		194,689,626

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.8%
CoreSite Realty Corp.	207,400	24,755,264
CubeSmart	690,900	23,442,237
Essential Properties Realty Trust, Inc.	734,600	12,135,592
Four Corners Property Trust, Inc.	1,161,800	29,440,012
Highwoods Properties, Inc. (SBI)	713,392	21,237,680
Lexington Corporate Properties Trust	2,839,300	28,194,249
Potlatch Corp.	739,400	30,722,070
Rexford Industrial Realty, Inc.	562,000	26,110,520
RLJ Lodging Trust	2,913,700	23,834,066
Sunstone Hotel Investors, Inc.	3,877,100	28,768,082
Terreno Realty Corp.	624,000	35,118,720
		283,758,492
Real Estate Management & Development - 0.5%
Cushman & Wakefield PLC (a)	2,142,700	25,112,444

TOTAL REAL ESTATE		308,870,936

UTILITIES - 3.2%
Electric Utilities - 1.2%
Allete, Inc.	353,800	18,249,004
IDACORP, Inc.	167,800	14,721,094
PNM Resources, Inc.	483,662	24,183,100
		57,153,198
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares (b)	424,900	23,144,303
Spire, Inc.	321,608	18,022,912
		41,167,215
Independent Power and Renewable Electricity Producers - 0.8%
Clearway Energy, Inc. Class C	886,000	24,949,760
Vistra Corp.	801,751	13,926,415
		38,876,175
Multi-Utilities - 0.4%
Algonquin Power & Utilities Corp. (b)	1,349,100	20,438,865

TOTAL UTILITIES		157,635,453

TOTAL COMMON STOCKS
(Cost $4,091,353,274)		4,838,742,856

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (c)(d)
(Cost $3,064,801)	555,852	3,064,801
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 12/17/20 to 1/28/21 (e)
(Cost $1,779,762)	1,780,000	1,779,795
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.10% (f)	56,782,268	$56,793,624
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)(g)	112,294,633	112,305,863
TOTAL MONEY MARKET FUNDS
(Cost $169,099,134)		169,099,487
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $4,265,296,971)		5,012,686,939
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(113,215,666)
NET ASSETS - 100%		$4,899,471,273

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	191	Dec. 2020	$14,676,440	$(891,720)	$(891,720)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,064,801 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,319,847.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aristea Therapeutics, Inc. Series B	10/6/20	$3,064,801

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,861
Fidelity Securities Lending Cash Central Fund	112,596
Total	$130,457

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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